Net Loss Per Share Attributable to Ordinary Shareholders - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss		$ (30,934)	$ (20,041)	$ (19,108)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	[1]	69,222,905	30,674,263	29,806,749
Net loss per share attributable to ordinary shareholders, basic and diluted		$ (0.45)	$ (0.65)	$ (0.64)

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7.